Commitments and contingencies - Schedule of other commitments (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Commitments And Contingencies [Abstract]
Loans and grants	€ 6	€ 49
Royalties	6,798	8,262
OTHER COMMITMENTS	€ 6,804	€ 8,311